LEASES (Details 3) $ in Thousands	May 31, 2021 USD ($)
Leases [Abstract]
2021 (six months)	$ 27
2022	54
2023	40
Total future minimum sales-type lease payments	121
Less: unearned income	14
Total net investment in sales-type leases	$ 107